SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2018
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS
(Renminbi in millions , except share and per share data , unless otherwise stated)

	As of December 31,
	2017	2018	2018
			US$'million
Assets
Current assets:
Cash and cash equivalents	557	695	101
Short-term investments	130	89	13
Other current assets	37	29	4
Total current assets	724	813	118
Other assets	33	11	2
Investment in subsidiaries	10,062	13,454	1,957
Long-term investments	780	—	—
Total assets	11,599	14,278	2,077
Liabilities and equity
Current liabilities:
Short-term debt	131	—	—
Dividends payable	—	658	96
Amount due to related parties	313	477	69
Accrued expenses and other current liabilities	35	54	8
Total current liabilities	479	1,189	173
Long-term debt	4,922	6,915	1,006
Total liabilities	5,401	8,104	1,179
Equity:
Ordinary shares(US$0.0001 par value per share; 8,000,000,000 shares authorized; 294,040,234 and 296,597,888 shares issued as of December 31, 2017 and 2018, and 280,518,358 and 283,076,012 shares outstanding as of December 31, 2017 and 2018, respectively)	0	0	0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2017 and 2018, respectively)	(107)	(107)	(16)
Additional paid-in capital	3,624	3,713	540
Retained earnings	2,513	2,610	380
Accumulated other comprehensive income (loss)	168	(42)	(6)
Total equity	6,198	6,174	898
Total liabilities and equity	11,599	14,278	2,077

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME
(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2016	2017	2018	2018
				US$'million
Operating costs and expenses:
General and administrative expenses	60	69	89	13
Total operating costs and expenses	60	69	89	13
Loss from operations	(60)	(69)	(89)	(13)
Interest income	0	2	1	0
Interest expense	10	87	198	29
Foreign exchange gain (loss)	15	(14)	17	2
Other income, net	70	7	50	7
Unrealized gain (loss) from fair value changes of equity securities	—	35	(45)	(6)
Income in investment in subsidiaries	767	1,354	980	143
Net income attributable to Huazhu Group Limited	782	1,228	716	104

Other comprehensive income
Unrealized securities holding gains (losses), net of tax of (2), (8) and nil for 2016, 2017 and 2018, respectively	16	1	—	—
Reclassification of realized gains to net income, net of tax	(68)	(5)	—	—
Foreign currency translation adjustments, net of tax of nil for 2016, 2017 and 2018, respectively	(13)	177	(169)	(25)
Comprehensive income	717	1,401	547	79

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS
(Renminbi in millions , unless otherwise stated)

	Years Ended December 31,
	2016	2017	2018	2018
				US$'million
Operating activities:
Net income	782	1,228	716	104
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	55	66	83	12
Income in investment in subsidiaries	(767)	(1,354)	(980)	(143)
Investment (income) loss	(51)	(41)	46	7
Amortization of issuance cost of convertible notes	—	3	28	4
Changes in operating assets and liabilities:
Other current assets	1	(26)	8	1
Other assets	—	(33)	21	3
Accrued expenses and other current liabilities	(17)	26	18	3
Net cash provided by (used in) operating activities	3	(131)	(60)	(9)
Investing activities:
Investment in subsidiaries	—	(3,250)	—	—
Receipt of investment in subsidiaries	236	—	2,121	309
Purchase of long-term investments	(48)	(760)	(3,782)	(550)
Proceeds from sale of long-term investments	4	58	—	—
Purchase of short-term investments	—	(96)	—	—
Proceeds from sale of short-term investment	337	—	—	—
Net cash provided by (used in) investing activities	529	(4,048)	(1,661)	(241)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	12	9	14	2
Proceeds of advances from subsidiaries	0	90	149	22
Proceeds from short-term bank borrowings	282	136	—	—
Repayment of short-term bank borrowings	(333)	(294)	(128)	(19)
Proceeds from long-term bank borrowings	—	3,633	2,409	350
Repayment of long-term bank borrowings	—	(1,651)	(786)	(114)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option	—	2,925	—	—
Debt financing costs paid	—	(10)	—	—
Proceeds from ADS lending	—	0	—	—
Dividends paid	(276)	(306)	—	—
Net cash (used in) provided by financing activities	(315)	4,532	1,658	241
Effect of exchange rate changes on cash and cash equivalents	36	(170)	201	29
Net increase in cash and cash equivalents, and restricted cash	253	183	138	20
Cash, cash equivalents and restricted cash at the beginning of the year	121	374	557	81
Cash, cash equivalents and restricted cash at the end of the year	374	557	695	101

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2018, there are no material contingencies, mandatory dividend, and significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.